Salaries and social security - Summary of detailed information about salaries and social security (Detail) - ARS ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure Of Salaries And Social Security [Abstract]
Salaries and social security	$ 2,976	$ 1,950	$ 1,305
Bonuses and incentives provision	3,468	1,921	1,409
Vacation provision	3,610	2,215	1,386
Miscellaneous	150	68	32
Salaries and social security	$ 10,204	$ 6,154	$ 4,132